Document and Entity Information	Apr. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2021
Document Effective Date	Apr. 01, 2021
Prospectus Date	Mar. 01, 2021
BNY Mellon Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
BNY Mellon Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
BNY Mellon Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
BNY Mellon Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX